Aug. 31, 2025
Neuberger International Equity Fund | Investor Class Shares (NIQVX)
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.07
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.15
Total annual operating expenses	1.22

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$124	$387	$670	$1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.
In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	21.35%
Worst quarter:	Q1 2020	-23.35%
Year to Date performance as of:	09/30/2025	17.86%

average annual total % returns as of 12/31/2024
International Equity Fund
International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.20	3.75	5.05
Return After Taxes on Distributions	4.03	2.40	4.25
Return After Taxes on Distributions and Sale of Fund Shares	3.67	2.85	3.99
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	3.82	4.73	5.20

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.